FINANCIAL RISK MANAGEMENT - Net Income and Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net Income (loss)	$ (47.5)	$ 318.9
Other comprehensive (loss) income	(140.1)	7.2
USD/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net Income (loss)	7.9	4.8
Other comprehensive (loss) income	28.9	(19.6)
EUR/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net Income (loss)	4.6	(0.5)
Other comprehensive (loss) income	(3.8)	(3.1)
GBP/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net Income (loss)	(0.5)	0.2
Other comprehensive (loss) income	$ (0.7)	$ (0.4)